Term Deposits (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Term Deposits
[custom:NonCashInterestIncome]	$ 237,427	$ 465,769	$ 938,276	$ 1,247,542